Significant Basis Of Preparation And Accounting Policies_Not applied IFRS issued but are not yet effective (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)
Description of financial instruments exposed to expected impact of initial application of amendments to i f r s nine [Abstract]
Loans and receivables	₩ 267,106,204	$ 250,235,337	₩ 258,392,633
Held-to-maturity investments	16,749,296	15,691,383	13,910,251
Hybrid contracts in which the host contract, after separating the embedded derivatives, is a debt security	51,653
Financial assets available-for-sale	15,352,950	$ 14,383,232	20,817,583
Financial assets at FVTPL except derivatives	2,727,302
Financial liabilities designated at FVTPL	₩ 251,796		₩ 766,880	₩ 854,862
Enactments to IFRS 9 Financial Instruments
Description of expected impact of initial application of new standards or interpretations [Line Items]
Title of new IFRS	Financial Instruments
Explanation of not applied new standards or interpretations	The Group has not applied the above IFRSs that have been issued but are not yet effective
Description of nature of impending change in accounting policy	IFRS 9 issued in November 2009 introduced new requirements for the classification and measurement of financial assets. IFRS 9 was subsequently amended in October 2010 to include requirements for the classification and measurement of financial liabilities and for derecognition, and in November 2013 to include the new requirements for general hedge accounting. Another revised version of IFRS 9 was issued in July 2014 mainly to include a) impairment requirements for financial assets and b) limited amendments to the classification and measurement requirements by introducing a ‘fair value through other comprehensive income’(FVTOCI) measurement category for certain simple debt instruments. This standards supersedes IAS 39—Financial Instruments: Recognition and Measurement, and will be applied for annual periods beginning on or after January 1, 2018. In principle, IFRS 9 must be applied retrospectively. However, there are certain exemptions to the application of retroactive approach such as presenting comparative information on classification, measurement and impairment of financial instruments. In addition, IFRS 9 is applied prospectively for hedge accounting with exceptions such as accounting for the time value of options. The Group will apply the standard retrospectively, in accordance with IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors”, but will not restate previous periods provided that it is not possible to do so without the use of hindsight. Because of this, the Group will recognise any difference between the previous carrying amount and the carrying amount at the beginning of the annual reporting period that includes the date of initial application of IFRS 9 (January 1, 2018) in the opening retained earnings as of January 1, 2018. The Group has completed design and implementation the internal controls and/or financial reporting processes related to the presentation of financial instruments in order to adopt IFRS 9. The Group has completed a financial impact analysis on the 2017 financial statements based on available information as of year-end in order to determine the impact of adopting IFRS 9 for the first time.
Date by which application of new IFRS is required	Jan. 01, 2018
Date as at which entity plans to apply new IFRS initially	Jan. 01, 2018
Description of fact that impact of initial application of new IFRS is not known or reasonably estimable	Among the financial assets measured at amortized cost, loans and receivables and held-to-maturity financial assets amounting to 279,032 million Won and AFS financial assets amounting to 1,320,353 million Won would be reclassified to FVTPL financial assets as a result of adopting IFRS 9. As of year-end the Group holds financial liabilities amounting to 294,809,262 million Won, and out of this amount 251,796 million Won has been designated as FVTPL financial liabilities. In relation to these financial liabilities, the increase in fair value amounting to 31,275 million Won has been recognized as losses for the year ended 2017 in accordance with IAS 39. The results of the analysis conducted to determine the financial impact of applying IFRS 9 on FVTPL financial liabilities as of year-end show that the cumulative changes in fair value of FVTPL financial liabilities as a result of changes in credit risk amounted to 133 million Won.
Enactments to IFRS 15 Revenue from Contracts with Customers
Description of expected impact of initial application of new standards or interpretations [Line Items]
Title of new IFRS	Revenue from Contracts with Customers
Explanation of not applied new standards or interpretations	The Group has not applied the above IFRSs that have been issued but are not yet effective
Description of nature of impending change in accounting policy	The core principle under IFRS 15 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The amendments introduces a 5-step approach to revenue recognition and measurement: 1) Identify the contract with a customer, 2) Identify the performance obligations in the contract, 3) Determine the transaction price, 4) Allocate the transaction price to the performance obligations in the contract, 5) Recognize revenue when (or as) the entity satisfies a performance obligation. This standard will supersede IAS 11 - Construction Contracts, IAS 18- Revenue, IFRIC 13 - Customer Loyalty Programmes, IFRIC 15-Agreements for the Construction of Real Estate, IFRIC 18 - Transfers of Assets from Customers, and SIC 31-Revenue-Barter Transactions Involving Advertising Services.
Date by which application of new IFRS is required	Jan. 01, 2018
Date as at which entity plans to apply new IFRS initially	Jan. 01, 2018
Enactments to IFRS 16 Leases
Description of expected impact of initial application of new standards or interpretations [Line Items]
Title of new IFRS	Leases
Explanation of not applied new standards or interpretations	The Group has not applied the above IFRSs that have been issued but are not yet effective
Description of nature of impending change in accounting policy	IFRS 16 introduces a comprehensive model for the identification of lease arrangements and accountings treatments for both lessors and lessees. IFRS 16 will supersede the current lease guidance including IAS 17 Leases and the related interpretations.
Date by which application of new IFRS is required	Jan. 01, 2019
Date as at which entity plans to apply new IFRS initially	Jan. 01, 2019
Amendments to IFRS 2 Share-based Payment
Description of expected impact of initial application of new standards or interpretations [Line Items]
Title of new IFRS	Share-based Payment
Explanation of not applied new standards or interpretations	The Group has not applied the above IFRSs that have been issued but are not yet effective
Description of nature of impending change in accounting policy	The amendments include: 1) when measuring the fair value of share-based payment, the effects of vesting and non-vesting conditions on the measurement of cash-settled share-based payment should be consistent with the measurement of equity-settled share-based payment, 2) Share-based payment transaction in which the Group settles the share-based payment arrangement net by withholding a specified portion of the equity instruments per statutory tax withholding requirements would be classified as equity-settled in its entirety, if otherwise would be classified as equity-settled without the net settlement feature, and 3) when a cash-settled share-based payment changes to an equity-settled share-based payment because of modifications of the terms and conditions, the original liability recognized is derecognized and the equity-settled share-based payment is recognized at the modification date fair value. Any difference between the carrying amount of the liability at the modification date and the amount recognized in equity at the same date would be recognized in profit and loss immediately.
Date by which application of new IFRS is required	Jan. 01, 2018
Date as at which entity plans to apply new IFRS initially	Jan. 01, 2018
Amendments to IAS 40 Transfers of Investment Property
Description of expected impact of initial application of new standards or interpretations [Line Items]
Title of new IFRS	Transfers of Investment Property
Explanation of not applied new standards or interpretations	The Group has not applied the above IFRSs that have been issued but are not yet effective
Description of nature of impending change in accounting policy	The amendments clarify that a transfer to, or from, investment property necessitates an assessment of whether a property meets, or has ceased to meet, the definition of investment property, supported by observable evidence that a change in use has occurred. The amendments further clarify that situations other than the ones listed in IAS 40 may evidence a change in use, and that a change in use is possible for properties under construction (i.e. a change in use is not limited to completed properties).
Date by which application of new IFRS is required	Jan. 01, 2018
Date as at which entity plans to apply new IFRS initially	Jan. 01, 2018
Enactments to IFRIC 22 Foreign Currency Transactions and Advance Consideration
Description of expected impact of initial application of new standards or interpretations [Line Items]
Title of new IFRS	Foreign Currency Transactions and Advance Consideration
Explanation of not applied new standards or interpretations	The Group has not applied the above IFRSs that have been issued but are not yet effective
Description of nature of impending change in accounting policy	The interpretation addresses how to determine the ‘date of transaction’ for the purpose of determining the exchange rate to use on initial recognition of an asset, expense or income, when consideration for that item has been paid or received in advance in a foreign currency which resulted in the recognition of a non-monetary asset or non-monetary liability (e.g. a non-refundable deposit or deferred revenue). The interpretation specifies that the date of transaction is the date on which the entity initially recognizes the non-monetary asset on non-monetary liability arising from the payment or receipt of advance consideration. If there are multiple payments or receipts in advance, the interpretation requires an entity to determine the date of transaction for each payment or receipt of advance consideration.
Date by which application of new IFRS is required	Jan. 01, 2018
Date as at which entity plans to apply new IFRS initially	Jan. 01, 2018